Nature of Business and Liquidity	12 Months Ended
Dec. 31, 2022
Disclosure Of Nature Of Business And Going Concern [Abstract]
Nature of Business and Liquidity [Text Block]

1. Nature of Business and Liquidity

PolyMet Mining Corp. was incorporated in British Columbia, Canada on March 4, 1981 under the name Fleck Resources Ltd. and changed its name to PolyMet Mining Corp. on June 10, 1998. Through its 100%-owned subsidiary, Poly Met Mining, Inc., (together with PolyMet Mining Corp., "PolyMet" or the "Company"), the Company is engaged in the exploration and development of natural resource properties.

The Company's shares are listed on the TSX and NYSE American. Glencore AG, a wholly owned subsidiary of Glencore plc (together "Glencore"), has a majority shareholder relationship with the Company as a result of Glencore's ownership of 71% of the Company's issued shares.

The Company's primary mineral property is the NorthMet Project (the "NorthMet Project"), a polymetallic project in northeastern Minnesota, United States of America, which comprises the NorthMet copper-nickel-precious metals ore body and the Erie Plant, a processing facility located approximately six miles from the ore body.

PolyMet received its Permit to Mine from the State of Minnesota in November 2018, a crucial permit for construction and operation of the NorthMet Project. The Minnesota Department of Natural Resources ("MDNR") also issued all other permits for which the Company had applied including dam safety, water appropriations, endangered and threatened species takings, and public waters work permits, along with Wetlands Conservation Act approval. In addition, PolyMet received air and water permits from the Minnesota Pollution Control Agency ("MPCA") in December 2018. Further, PolyMet received the federal Record of Decision and Section 404 Wetlands Permit from the U.S. Army Corps of Engineers ("USACE") in March 2019, which was the last key permit or approval needed to construct and operate the NorthMet Project.

Legal challenges contesting various aspects of federal and state decisions and permits are ongoing and have delayed the NorthMet Project timeline.  All legal challenges that have reached a final determination have been in favor of the Company and of the more than 20 permits issued, all are active with the exception of three (Permit to Mine, NPDES water discharge permit, 404 wetlands permit).  In April 2021, the Minnesota Supreme Court overturned a decision by the Minnesota Court of Appeals (“MCOA”) for an open-ended contested case hearing and instead limited the Permit to Mine contested case hearing to the effectiveness of bentonite clay at the tailings basin.  In January 2022, the MCOA affirmed key aspects of the NPDES water discharge permit but ordered the MPCA to consider whether any discharges to groundwater will be the “functional equivalent” of discharges to navigable waters.  The 404 wetlands permit is suspended pending the outcome of a 401a2 hearing by the USACE.  PolyMet cannot act on these permits until the litigation is resolved of which the timing is uncertain.

On July 20, 2022, the Company announced it had entered into an agreement with Teck American, Inc., a subsidiary of Teck Resources Limited (together “Teck”), to form a 50:50 joint venture (the “Joint Arrangement”) that would place their respective NorthMet and Mesaba resources containing copper, nickel, cobalt, platinum, palladium, gold and silver under single management.  Subsequent to year end, the Joint Arrangement closed on February 14, 2023 and the Company and Teck became equal owners in NewRange Copper Nickel LLC (formerly Poly Met Mining, Inc.) (“NewRange”).  See additional details in Note 16.

The realization of the Company's investment in the Joint Arrangement (including NorthMet) and other assets is dependent upon various factors, including the existence of economically recoverable mineral reserves, the ability to obtain and maintain permits necessary to construct and operate NorthMet and other assets, the ability to obtain financing necessary to complete the development of NorthMet and other assets, and to conduct future profitable operations or alternatively, disposal of the investment on an advantageous basis.

The Company has experienced recurring losses from operations and net cash outflows for operating and investing activities, which are expected to continue until the NorthMet Project is constructed and operational. As at December 31, 2022, the Company had cash of $11.046 million and a working capital deficiency of $86.386 million, primarily due to $84.356 million in convertible debt with Glencore being due March 31, 2023 and a $10.033 million promissory note with Glencore due on the rights offering closing date.

Subsequent to year end, the Company filed a circular for an offering of rights to holders of common shares of the Company to raise $195.4 million in gross proceeds. Glencore agreed to fully backstop the offering and confirmed it will extend the maturity of the convertible debt until the rights offering closing date expected on or around April 6, 2023 at which time the debt will be repaid. See additional details in Note 16.

The Company believes it is probable it will continue to receive funding from Glencore or other financing sources, including funding from the rights offering launched subsequent to year end, allowing the Company to satisfy future financial obligations, to complete development of the Project and to conduct future profitable operations. Management's belief is based upon the underlying value of the Project, progress on obtaining and maintaining permits, ongoing discussions with potential financiers and the majority shareholder relationship with Glencore. Glencore has committed to provide financial support to enable the Company to continue its business operations through at least March 31, 2024.

In late December 2019, a novel coronavirus ("COVID-19") was identified and subsequently spread worldwide. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic creating an unprecedented global health and economic crisis. The impact of COVID-19 and its variants (together "COVID") on global markets has been significant. As of the date of these statements, there has not been any material direct impact on the Company's operations as a result of COVID.